Accounts receivable, net (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accounts receivable, net
Accounts receivable	¥ 3,417,085	¥ 3,236,111
Allowance for credit losses	(159,923)	(145,788)	¥ (107,032)
Accounts receivable, net	¥ 3,257,162	¥ 3,090,323